UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Investment Advisor

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX| KGIRX

Kopernik International Fund

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 80.9%	Shares	Value

AUSTRALIA — 4.1%
Newcrest Mining, Ltd.	3,858,354	$78,825,021

BRAZIL — 1.8%
Centrais Eletricas Brasileiras SA	4,433,211	30,139,355
Embraer SA ADR *	420,382	4,645,221

		34,784,576

BURKINA FASO — 0.2%
IAMGOLD *	1,406,175	4,401,328

CANADA — 26.7%
Artemis Gold *†	2,439,262	11,530,010
Bear Creek Mining Corp. * (A)	3,344,634	5,414,979
Cameco Corp.	4,262,630	71,654,810
Cenovus Energy, Inc.	3,342,734	26,026,086
Centerra Gold, Inc.	5,701,148	52,598,152
Crescent Point Energy Corp.	1,888,449	7,451,473
Denison Mines Corp. *	5,131,308	5,510,578
Dundee Corp., Cl A * (A)	2,419,423	2,873,822
Equinox Gold *	1,659,173	13,417,549

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
Fission Uranium Corp. * (A)	15,608,000	$8,761,762
Gabriel Resources, Ltd. * (A)(B)	5,631,603	1,191,243
International Tower Hill Mines, Ltd. * (A)	4,478,066	4,567,627
Ivanhoe Mines, Ltd., Cl A *	4,362,985	30,774,991
MEG Energy Corp. *	5,198,781	28,718,808
New Gold, Inc. *	4,422,870	7,341,964
NexGen Energy, Ltd. * (A)	9,791,565	36,962,829
Northern Dynasty Minerals, Ltd. (CAD) *(A)	2,873,848	1,683,416
Northern Dynasty Minerals, Ltd. (USD) * (A)	11,239,386	6,631,238
Novagold Resources, Inc. *	1,520,150	13,666,149
Pan American Silver Corp.	317,450	10,093,110
Seabridge Gold, Inc. (CAD) * (A)	1,531,284	25,900,333
Seabridge Gold, Inc. (USD) *(A)	679,996	11,519,132
Sprott, Inc. (A)	561,774	25,329,305
Turquoise Hill Resources, Ltd. *	3,129,629	55,112,767
Uranium Participation Corp. * (A)	5,455,017	23,832,275
Western Copper & Gold *	1,335,363	1,933,813
Wheaton Precious Metals Corp.	579,998	23,965,517

		514,463,738

CHINA — 0.9%
China Shenhua Energy Co., Ltd., Cl H .	4,244,000	8,851,447
Guangshen Railway Co., Ltd., Cl H (A)	42,448,679	8,523,960
NVC Lighting Holding, Ltd.	7,032,203	175,488

		17,550,895

FRANCE — 2.6%
Carrefour	465,495	9,013,065
Electricite de France SA	2,750,373	40,076,609

		49,089,674

GREECE — 0.3%
Diana Shipping, Inc. *	506,180	1,893,113
Tsakos Energy Navigation, Ltd. (A)	428,350	3,962,238

		5,855,351

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

HONG KONG — 0.3%
CK Hutchison Holdings	470,500	$3,855,071
Luks Group Vietnam Holdings Co., Ltd. (B)	9,255,000	1,535,561

		5,390,632

JAPAN — 6.6%
Fukuda Corp.	71,500	3,074,847
Inpex Corp.	2,573,500	17,566,392
Japan Petroleum Exploration Co., Ltd.	245,800	4,565,596
Japan Steel Works, Ltd.	264,363	6,414,957
Kamigumi Co., Ltd.	389,950	7,582,064
KYORIN Holdings	274,400	4,803,067
Mitsubishi Corp.	1,100,500	30,410,010
Mitsui & Co., Ltd.	1,296,500	27,326,267
Organo Corp.	165,000	11,051,331
Suzuken Co., Ltd.	154,000	5,544,789
Tachi-S Co., Ltd., Cl S	152,100	1,578,199
West Japan Railway Co.	124,800	6,888,038

		126,805,557

KAZAKHSTAN — 1.6%
NAC Kazatomprom JSC GDR (C)	1,110,803	30,158,301
NAC Kazatomprom JSC GDR	23,011	624,749

		30,783,050

LEBANON — 0.0%
Solidere ADR *(B)(D)(E)	174,732	652,624

NORWAY — 0.8%
Stolt-Nielsen, Ltd. (B)	1,038,205	15,615,481

RUSSIA — 14.2%
Etalon Group GDR (A)	7,541,111	12,261,846
Federal Grid Unified Energy System PJSC	15,869,017,373	44,922,565
Gazprom PJSC	17,487,538	53,503,739
Gazprom PJSC ADR	2,411,391	14,603,384
Lenta PLC GDR *(B)	3,262,301	10,015,264
LSR Group PJSC, Cl A	1,098,468	11,757,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued
Moscow Exchange MICEX-RTS PJSC	3,258,045	$7,666,039
Polyus PJSC GDR	390,614	36,190,387
RusHydro PJSC	4,560,487,688	49,735,891
RusHydro PJSC ADR	459,437	486,085
Sberbank of Russia PJSC	5,733,595	22,697,283
VTB Bank PJSC	13,971,270,000	9,552,275

		273,392,452

SINGAPORE — 3.0%
First Resources, Ltd.	12,453,400	14,318,017
Golden Agri-Resources, Ltd.	231,860,800	43,558,294
Yoma Strategic Holdings	6,545,400	742,706

		58,619,017

SOUTH AFRICA — 1.2%
Gold Fields, Ltd.	1,993,932	18,863,470
Impala Platinum Holdings, Ltd.	182,378	3,414,659

		22,278,129

SOUTH KOREA — 7.6%
GS Holdings	88,992	3,444,155
Hankook Tire Worldwide Co., Ltd.	581,645	9,725,893
Korea Electric Power Corp.	511,590	10,877,065
Korea Electric Power Corp. ADR	230,374	2,437,357
Korean Reinsurance	718,002	5,919,071
KT Corp.	2,131,718	54,330,206
KT Corp. ADR	742,473	9,355,160
LG Corp. (D)(E)	82,769	9,412,755
LG Uplus	3,245,257	38,510,714
Pyeong Hwa Automotive	297,194	2,623,675

		146,636,051

SRI LANKA — 0.3%
Hemas Holdings PLC (A)	16,019,905	6,529,632

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

THAILAND — 0.2%
Kasikornbank PLC	814,100	$3,451,183

TURKEY — 0.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	20,826,230	4,578,437
Turkiye Halk Bankasi AS	11,009,922	5,705,278

		10,283,715

UKRAINE — 2.3%
Astarta Holding NV * (A)	657,616	7,595,480
Kernel Holding SA	1,420,844	19,108,445
MHP SE (LSE Shares) GDR (A)(B)	3,342,148	17,044,955
MHP SE (USD Shares) GDR (C)	44,627	227,598

		43,976,478

UNITED KINGDOM — 1.4%
Fresnillo PLC	1,367,890	15,558,759
Yellow Cake PLC * (A)(C)	2,969,807	10,356,120

		25,914,879

UNITED STATES — 4.3%
Range Resources Corp. *	3,763,768	36,960,202
Royal Gold, Inc.	79,772	8,923,296
Southwestern Energy Co. *	8,835,028	37,725,569

		83,609,067

TOTAL COMMON STOCK (Cost $1,224,554,923)		1,558,908,530

PREFERRED STOCK — 1.3%

GERMANY — 0.2%
Draegerwerk & KGaA 0.900%	36,160	3,375,722

SOUTH KOREA — 1.1%
Hyundai Motor Co. 4.170%	217,375	20,714,478

TOTAL PREFERRED STOCK (Cost $15,701,521)		24,090,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

CONVERTIBLE BONDS — 0.6%		Face Amount	Value

CANADA — 0.6%
Gabriel Resources, Ltd.,
CV to 3,220 Shares per $1,000 Principle Amount 0.025%, 06/30/21 (A)(B)(D)(E)	CAD	15,950,000	$11,823,970

INDIA — 0.0%
REI Agro, Ltd., CV to 1,007 Shares
5.500%, 11/13/14 (B)(C)(D)(E)(F)	$	723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			11,823,970

RIGHTS — 0.1%		Number of Rights

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21* (A)(B)(D)(E)		15,950	—
Pan American Silver Corp., #*(B)(D)(E)		2,532,384	2,228,498

TOTAL RIGHTS (Cost $–)			2,228,498

WARRANT — 0.0%		Number of Warrants

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21* (A)(B)(D)(E) 0.460%, 30/06/21		11,428,804	9

TOTAL WARRANT (Cost $–)			9

TOTAL INVESTMENTS— 82.9% (Cost $1,255,073,765)			1,597,051,207

Other Assets and Liabilities, Net — 17.1%			329,686,972

NET ASSETS — 100.0%			$1,926,738,179

*	Non-income producing security.
†	Restricted Equity.
#	Expiration date unavailable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2021 was $60,107,605 and represented 3.1% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2021 was $40,742,019 and represents 2.1% of Net Assets.

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2021 was $24,117,856 and represented 1.3% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

CV — Convertible

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

The list of inputs used to value the Fund’s investments as of April 30, 2021 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$78,825,021	$—	$—	$78,825,021
Brazil	34,784,576	—	—	34,784,576
Burkina Faso	4,401,328	—	—	4,401,328
Canada	514,463,738	—	—	514,463,738
China	—	17,550,895	—	17,550,895
France	49,089,674	—	—	49,089,674
Greece	5,855,351	—	—	5,855,351
Hong Kong	—	5,390,632	—	5,390,632
Japan	126,805,557	—	—	126,805,557
Kazakhstan	30,783,050	—	—	30,783,050
Lebanon	—	—	652,624	652,624
Norway	15,615,481	—	—	15,615,481
Russia	273,392,452	—	—	273,392,452
Singapore	58,619,017	—	—	58,619,017
South Africa	22,278,129	—	—	22,278,129
South Korea	137,223,296	—	9,412,755	146,636,051
Sri Lanka	6,529,632	—	—	6,529,632
Thailand	3,451,183	—	—	3,451,183
Turkey	10,283,715	—	—	10,283,715
Ukraine	43,976,478	—	—	43,976,478
United Kingdom	25,914,879	—	—	25,914,879
United States	83,609,067	—	—	83,609,067

Total Common Stock	1,525,901,624	22,941,527	10,065,379	1,558,908,530
Preferred Stock
Germany	3,375,722	—	—	3,375,722
South Korea	20,714,478	—	—	20,714,478

Total Preferred Stock	24,090,200	—	—	24,090,200
Convertible Bonds
Canada	—	—	11,823,970	11,823,970
India	—	—	—	—

Total Convertible Bonds	—	—	11,823,970	11,823,970
Rights
Canada	—	—	2,228,498	2,228,498
Warrant
Canada	—	—	9	9

Total Investments in Securities	$1,549,991,824	$22,941,527	$24,117,856	$1,597,051,207

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bond	Rights	Warrants	Total
Beginning Balance as of November 1, 2020	$413,853	$12,097,183	$1,823,316	$171,565	$14,505,917
Accrued discounts/ premiums	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—
Change in unrealized appreciation/ (depreciation)	238,771	(273,213)	405,182	(171,556)	199,184
Purchases	—	—	—	—	—
Sales	—	—	—	—	—
Amortization sold	—	—	—	—	—
Transfer into Level 3	9,412,755	—	—	—	9,412,755
Transfer out of Level 3	—	—	—	—	—

Ending balance as of April 31, 2021	$10,065,379	$11,823,970	$2,228,498	$9	$24,117,856

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$238,771	$(273,213)	$405,182	$(171,556)	$199,184

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2021, there were transfers between Level 1 and Level 3 assets in the amount of $9,412,755 are due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 1 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used in active markets and the use of a broker quotes or valuation techniques which utilize significant unobservable inputs due to an absence of current or reliable market-based data. All transfers, if any, are recognized by the Fund at the end of each period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2021 is set forth below:

Value as of 10/31/2020	Purchases at cost	Proceeds from Sale	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Value as of 4/30/2021	Dividend/ Interest Income

Astarta Holding NV
$ 3,019,537	$27,752	$–	$–	$4,548,191	$7,595,480	$–

Bear Creek Mining Corp.
6,404,652	1,412,260	–	–	(2,401,933)	5,414,979	–

Dundee Corp.
2,578,684	–	–	–	295,137	2,873,821	–

Etalon Group
9,908,881	2,262,248	184,038	(184,038)	90,717	12,261,846	998,674

Fission Uranium Corp.
2,954,025	155,622	–	–	5,652,115	8,761,762	–

Gabriel Resources, Ltd.
1,141,284	–	–	–	49,959	1,191,243	–

Guangshen Railway Co., Ltd.
7,074,949	–	–	–	1,449,011	8,523,960	–

Hemas Holdings PLC
5,937,521	–	–	–	592,111	6,529,632	34,582

International Tower Hill Mines, Ltd.
4,603,874	1,735,002	–	–	(1,771,249)	4,567,627	–

MHP SE (LSE Shares)
13,787,263	4,979,780	–	–	(1,722,088)	17,044,955	–

NexGen Energy, Ltd.
17,324,708	4,556,878	(5,703,475)	1,453,379	19,331,339	36,962,829	–

Northern Dynasty Minerals, Ltd. (CAD)
2,566,899	–	–	–	(883,483)	1,683,416	–

Northern Dynasty Minerals, Ltd. (USD)
9,692,206	236,059	–	–	(3,297,027)	6,631,238	–

Seabridge Gold, Inc. (CAD)
29,515,404	–	–	–	(3,615,071)	25,900,333	–

Seabridge Gold, Inc. (USD)
2,646,844	9,606,628	–	–	(734,340)	11,519,132	–

Sprott, Inc.
10,628,814	6,860,919	(1,234,596)	431,806	8,642,362	25,329,305	253,520

Tsakos Energy Navigation, Ltd.
3,328,283	–	–	(9)	633,964	3,962,238	53,544

Uranium Participation Corp.
16,377,743	–	–	–	7,454,532	23,832,275	–

Yellow Cake PLC
7,376,866	–	(71,403)	15,922	3,034,735	10,356,120	–

Gabriel Resources, Ltd. (Warrant)
171,565	–	–	–	(171,556)	9	–

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND APRIL 30, 2021 (Unaudited)

Value as of 10/31/2020	Purchases at cost	Proceeds from Sale	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Value as of 4/30/2021	Dividend/ Interest Income

Gabriel Resources, Ltd. (Right)
$ —	$–	$–	$–	$–	$–	$–

Gabriel Resources, Ltd. (Convertible Bond)
12,097,183	–	–	–	(273,213)	11,823,970	3,197

Totals:
$ 169,137,185	$31,833,148	$(6,825,436)	$ 1,717,060	$36,904,213	$232,766,170	$1,343,517

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 68.0%	Shares	Value

AUSTRALIA — 4.4%
Newcrest Mining, Ltd.	851,402	$17,393,889

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA	273,160	1,857,089
Embraer SA ADR *	198,109	2,189,104

		4,046,193

CANADA — 22.5%
Cameco Corp.	859,943	14,455,642
Cenovus Energy, Inc.	1,332,274	10,372,910
Centerra Gold, Inc.	403,134	3,719,269
Crescent Point Energy Corp.	1,193,275	4,708,444
Equinox Gold *	320,635	2,592,940
Ivanhoe Mines, Ltd., Cl A *	1,090,666	7,693,182
MEG Energy Corp. *	1,058,852	5,849,250
New Gold, Inc. *	1,026,909	1,704,669
Novagold Resources, Inc. *	696,948	6,265,562
Pan American Silver Corp.	111,750	3,553,016
Tourmaline Oil Corp.	190,381	4,107,639

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
Turquoise Hill Resources, Ltd. *	734,404	$12,932,854
Wheaton Precious Metals Corp.	274,020	11,322,506

		89,277,883

CHINA — 1.5%
China Shenhua Energy Co., Ltd., Cl H	911,500	1,901,059
Guangshen Railway Co., Ltd., Cl H * (A)	8,770,000	1,761,071
PAX Global Technology, Ltd.	1,927,000	2,135,046

		5,797,176

FRANCE — 0.8%
Carrefour	74,516	1,442,803
Electricite de France SA	125,972	1,835,580

		3,278,383

HONG KONG — 0.8%
CK Hutchison Holdings	14,500	118,807
K Wah International Holdings, Ltd.	3,678,000	1,831,759
SJM Holdings, Ltd. *	1,029,000	1,335,156

		3,285,722

ISRAEL — 0.2%
Bezeq The Israeli Telecommunication *	546,236	594,775

JAPAN — 4.6%
Inpex Corp.	528,800	3,609,523
Kamigumi Co., Ltd.	143,000	2,780,447
Mitsubishi Corp.	99,600	2,752,237
Mitsui & Co., Ltd.	132,700	2,796,911
Suzuken Co., Ltd.	98,100	3,532,103
West Japan Railway Co.	51,900	2,864,496

		18,335,717

KAZAKHSTAN — 3.1%
NAC Kazatomprom JSC GDR	109,365	2,969,260
NAC Kazatomprom JSC GDR (B)	335,296	9,103,286

		12,072,546

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

NETHERLANDS — 0.2%
AerCap Holdings *	14,284	$832,043

RUSSIA — 15.2%
Federal Grid Unified Energy System PJSC	939,095,233	2,658,423
Gazprom PJSC	5,105,930	15,621,773
Lenta PLC GDR *	896,076	2,750,953
LSR Group PJSC, Cl A	202,099	2,163,211
LSR Group PJSC GDR	254,368	523,998
Magnit PJSC	28,055	1,907,699
Moscow Exchange MICEX-RTS PJSC	828,899	1,950,364
PhosAgro PJSC	32,870	1,908,630
Polyus PJSC GDR	120,442	11,158,951
RusHydro PJSC	512,063,397	5,584,475
Sberbank of Russia PJSC	2,014,584	7,975,029
VEON ADR *	2,127,045	3,828,681
VTB Bank PJSC	3,309,460,000	2,262,706

		60,294,893

SINGAPORE — 2.0%
Golden Agri-Resources, Ltd. (A)	42,501,600	7,984,520

SOUTH AFRICA — 1.5%
Gold Fields, Ltd.	293,618	2,777,755
Impala Platinum Holdings, Ltd.	178,100	3,334,562

		6,112,317

SOUTH KOREA — 7.1%
GS Holdings	16,959	656,344
Hyundai Mobis, Co., Ltd.	6,555	1,591,091
Korea Electric Power Corp.	82,027	1,744,000
Korea Electric Power Corp. ADR	273,002	2,888,361
KT Corp.	184,879	4,711,934
KT Corp. ADR	529,090	6,666,534
LG Corp. (D)(E)	21,323	2,424,920
LG Uplus	636,646	7,554,931

		28,238,115

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued	Shares	Value

UKRAINE — 0.8%
MHP SA GDR (A)(C)	599,412	$3,057,001

UNITED KINGDOM — 1.1%
Fresnillo PLC	372,069	4,232,016

UNITED STATES — 1.2%
Royal Gold, Inc.	41,978	4,695,659

TOTAL COMMON STOCK (Cost $200,596,477)		269,528,848

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%	29,591	2,819,838

TOTAL PREFERRED STOCK (Cost $1,946,893)		2,819,838

TOTAL INVESTMENTS— 68.7% (Cost $202,543,370)		272,348,686

Other Assets and Liabilities, Net — 31.3%		124,273,970

NET ASSETS — 100.0%		$396,622,656

*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2021 was $9,103,286 and represents 2.3% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2021 was $3,057,001 and represented 0.7% of Net Assets.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2021 was $2,424,920 and represented 0.6% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Australia	$17,393,889	$—	$—	$17,393,889

Brazil	4,046,193	—	—	4,046,193

Canada	89,277,883	—	—	89,277,883

China	5,797,176	—	—	5,797,176

France	3,278,383	—	—	3,278,383

Hong Kong	3,285,722	—	—	3,285,722

Israel	594,775	—	—	594,775

Japan	18,335,717	—	—	18,335,717

Kazakhstan	12,072,546	—	—	12,072,546

Netherlands	832,043	—	—	832,043

Russia	60,294,893	—	—	60,294,893

Singapore	7,984,520	—	—	7,984,520

South Africa	6,112,317	—	—	6,112,317

South Korea	25,813,195	—	2,424,920	28,238,115

Ukraine	3,057,001	—	—	3,057,001

United Kingdom	4,232,016	—	—	4,232,016

United States	4,695,659	—	—	4,695,659

Total Common Stock	267,103,928	—	2,424,920	269,528,848
Preferred Stock
South Korea	2,819,838	—	—	2,819,838

Total Investments in Securities	$269,923,766	$—	$2,424,920	$272,348,686

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended April 30, 2021, transfers between Level 1 and Level 3 assets in the amount of $2,424,920, are due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 1 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used in active markets and the use of a broker quotes or valuation techniques which utilize significant unobservable inputs due to an absence of current or reliable market-based data. All transfers, if any, are recognized by the Fund at the end of each period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND APRIL 30, 2021 (Unaudited)

A summary of the Fund’s transactions in securities of affiliates for the period ended April 30, 2021 is set forth below.

Value as of 10/31/2020	Purchases at cost	Proceeds from Sale	Realized Gain	Change in Unrealized Appreciation/ Depreciation	Value as of 4/30/2021	Dividend
Golden Agri-Resources, Ltd.
$ 736,248	$4,365,821	$–	$–	$2,882,451	$7,984,520	$–
Guangshen Railway Co., Ltd.
$ –	1,646,376	–	–	114,695	1,761,071	–
MHP SA
$ 3,270,264	34,425	–	–	(247,688)	3,057,001	–

Totals:
$ 4,006,512	$6,046,622	$–	$–	$2,749,458	$12,802,592	$–

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund
Assets:
Investments, at Value (Cost $1,018,046,707 and $190,476,353)	$1,364,285,035	$259,546,094
Affiliated Investments, at Value (Cost $237,027,058 and $12,067,017)	232,766,172	12,802,592
Cash	321,905,041	125,643,390
Receivable for Capital Shares Sold	7,724,705	3,034,831
Dividend and Interest Receivable	2,846,913	411,529
Receivable for Investment Securities Sold	324,307	—
Reclaim Receivable	272,771	13,984
Prepaid Expenses	45,198	20,769

Total Assets	1,930,170,142	401,473,189

Liabilities:
Payable due to Adviser	1,412,595	293,781
Payable for Capital Shares Redeemed	996,816	31,608
Payable for Investment Securities Purchased	734,084	3,309,468
Payable due to Administrator	112,750	22,406
Foreign Currency Payable Due to Custodian	75,402	1,152,791
Distribution Fees Payable (Class A Shares)	18,915	504
Payable due to Trustees	6,539	1,285
Chief Compliance Officer Fees Payable	3,678	236
Other Accrued Expenses and Other Payables	71,184	38,454

Total Liabilities	3,431,963	4,850,533

Net Assets	$1,926,738,179	$396,622,656

Net Assets Consist of:

Paid-in Capital	$1,575,927,466	$321,596,552
Total Distributable Earnings	350,810,713	75,026,104

Net Assets	$1,926,738,179	$396,622,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$100,361,327	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,843,383	N/A
Net Asset Value Offering and Redemption Price, Per Share*	$14.67	N/A

Maximum Offering Price Per Share ($14.67/94.25%)	$15.56	N/A

Class I Shares:
Net Assets	$1,826,376,852	$393,864,996
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	125,036,028	24,268,294
Net Asset Value Offering and Redemption Price, Per Share	$14.61	$16.23

Investor Shares:
Net Assets	N/A	$2,757,660
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	N/A	170,355
Net Asset Value Offering and Redemption Price, Per Share	N/A	$16.19

* Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS FOR THE SIX MONTHS ENDED APRIL 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All-Cap Fund	Kopernik International Fund
Investment Income:
Dividends	$11,847,908	$1,946,746
Dividends from Affiliated Investments	1,337,222	—
Interest	9,217	3,790
Less: Foreign Taxes Withheld	(1,674,326)	(306,283)

Total Investment Income	11,520,021	1,644,253

Expenses:
Investment Advisory Fees	7,009,730	1,335,772
Administration Fees	592,723	112,847
Distribution Fees (Class A Shares)	102,291	2,463
Trustees’ Fees	15,697	2,956
Chief Compliance Officer Fees	4,263	883
Custodian Fees	208,063	49,338
Transfer Agent Fees	56,755	31,877
Registration and Filing Fees	44,925	25,459
Printing Fees	23,543	4,722
Legal Fees	17,099	3,232
Audit Fees	16,428	14,569
Interest Expense from Affiliated Investments	38	—
Other Expenses	21,937	5,763

Total Expenses	8,113,492	1,589,881

Less:
Net Recovery of Investment Advisory Fees Previously Waived	—	45,256
Fees Paid Indirectly — Note 4	(278)	(39)

Net Expenses	8,113,214	1,635,098

Net Investment Income	3,406,807	9,155

Net Realized Gain (Loss) on:
Investments	58,813,470	9,131,208
Affiliated Investments	1,717,060	—
Foreign Currency Transactions	(279,323)	(53,435)

Net Realized Gain	60,251,207	9,077,773

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	316,776,687	52,414,496
Affiliated Investments	36,904,213	2,749,458
Foreign Currency Transactions	234	7,465

Net Change in Unrealized Appreciation	353,681,134	55,171,419

Net Realized and Unrealized Gain on Investments, Affiliated Investments and Foreign Currency Transactions	413,932,341	64,249,192

Net Increase in Net Assets Resulting from Operations	$417,339,148	$64,258,347

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:

Net Investment Income	$3,406,807	$12,312,517
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions .	60,251,207	71,299,063
Net Change in Unrealized Appreciation on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	353,681,134	69,628,779

Net Increase in Net Assets Resulting From Operations	417,339,148	153,240,359

Distributions:
Class A Shares	(3,267,954)	(1,432,977)
Class I Shares	(62,824,946)	(27,747,703)

Total Distributions	(66,092,900)	(29,180,680)

Capital Share Transactions(1):
Class A Shares
Issued	28,481,039	22,505,033
Reinvestment of Distributions	2,760,218	1,135,481
Redeemed	(8,559,337)	(28,1 92,104)

Net Class A Share Transactions	22,681,920	(4,551,590)

Class I Shares
Issued	508,654,643	441,553,184
Reinvestment of Distributions	43,187,195	19,481,487
Redeemed	(150,980,656)	(415,901,502)

Net Class I Share Transactions	400,861,182	45,133,169

Net Increase in Net Assets From Capital Share Transactions	423,543,102	40,581,579

Total Increase in Net Assets	774,789,350	164,641,258

Net Assets:
Beginning of Period/Year	1,151,948,829	987,307,571

End of Period/Year	$1,926,738,179	$1,151,948,829

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:

Net Investment Income	$9,155	$2,046,530
Net Realized Gain on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions .	9,077,773	3,126,795
Net Change in Unrealized Appreciation on Investments, Affiliated Investments, Purchased Options and Foreign Currency Transactions	55,171,419	8,567,277

Net Increase in Net Assets Resulting From Operations	64,258,347	13,740,602

Distributions:
Class I Shares	(7,396,925)	(4,300,597)
Investor Shares	(47,460)	(5,938)

Total Distributions	(7,444,385)	(4,306,535)

Capital Share Transactions(1):
Class I Shares Issued	129,496,255	92,689,220
Reinvestment of Distributions	5,485,612	3,068,452
Redeemed	(13,385,592)	(57,355,413)

Net Class I Share Transactions	121,596,275	38,402,259

Investor Shares Issued	1,279,410	1,238,954
Reinvestment of Distributions	46,974	5,938
Redeemed	(319,014)	(137,158)

Net Investor Share Transactions	1,007,370	1,107,734

Net Increase in Net Assets From Capital Share Transactions	122,603,645	39,509,993

Total Increase in Net Assets	179,417,607	48,944,060

Net Assets:
Beginning of Period/Year	217,205,049	168,260,989

End of Period/Year	$396,622,656	$217,205,049

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Period/Year	$11.45	$9.75	$9.55	$10.78	$10.14	$7.52

Income (Loss) from Investment Operations:
Net Investment Income*	0.01	0.11	0.09	0.06	0.07	0.06
Net Realized and Unrealized Gain (Loss)	3.81	1.86	0.11	(0.85)	0.88	2.59

Total from Investment Operations	3.82	1.97	0.20	(0.79)	0.95	2.65

Dividends and Distributions:
Net Investment Income	(0.35)	(0.27)	—	(0.44)	(0.31)	(0.03)
Capital Gains	(0.25)	—	—	—	—	—

Total Dividends and Distributions	(0.60)	(0.27)	—	(0.44)	(0.31)	(0.03)

Net Asset Value, End of Period/Year	$14.67	$11.45	$9.75	$9.55	$10.78	$10.14

Total Return‡	34.05%	20.64%	2.09%	(7.76)%	9.60%	35.38%†

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$100,361	$59,266	$56,434	$57,586	$72,257	$68,581
Ratio of Expenses to Average Net Assets(1)	1.28%††	1.30%	1.30%	1.29%	1.30%(2)	1.35%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.28%††	1.30%	1.30%	1.29%	1.30%	1.31%
Ratio of Net Investment Income to Average Net Assets	0.19%††	1.01%	0.93%	0.54%	0.66%	0.72%
Portfolio Turnover Rate	27%†††	50%	31%	44%	37%	39%

*	Per share calculations were performed using average shares for the period.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Period/Year	$ 11.41	$ 9.73	$ 9.53	$ 10.75	$ 10.11	$ 7.52

Income (Loss) from Investment Operations:
Net Investment Income*	0.03	0.13	0.12	0.08	0.10	0.08
Net Realized and Unrealized Gain (Loss)	3.79	1.85	0.10	(0.845)	0.88	2.57

Total from Investment Operations	3.82	1.98	0.22	(0.76)	0.98	2.65

Dividends and Distributions:
Net Investment Income	(0.37)	(0.30)	(0.02)	(0.46)	(0.34)	(0.06)
Capital Gains	(0.25)	—	—	—	—	—

Total Dividends and Distributions	(0.62)	(0.30)	(0.02)	(0.46)	(0.34)	(0.06)

Net Asset Value, End of Period/Year	$ 14.61	$ 11.41	$ 9.73	$ 9.53	$ 10.75	$ 10.11

Total Return‡	34.25%	20.81%	2.36%	(7.45)%	9.88%	35.53% †

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$1,826,377	$1,092,683	$930,874	$988,391	$1,080,471	$819,144
Ratio of Expenses to Average Net Assets(1)	1.03%††	1.05%	1.05%	1.04%	1.05%(2)	1.10%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.03%††	1.05%	1.05%	1.04%	1.05%	1.06%
Ratio of Net Investment Income to Average Net Assets	0.45%††	1.25%	1.18%	0.83%	0.97%	0.99%
Portfolio Turnover Rate	27%†††	50%	31%	44%	37%	39%

*	Per share calculations were performed using average shares for the period.
‡	Total return is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Class I Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Net Asset Value, Beginning of Period/Year	$ 13.21	$ 12.38	$ 11.31	$ 11.92	$ 11.31	$ 9.25

Income (Loss) from Investment Operations:
Net Investment Income*	0.00	0.14	0.16	0.13	0.15	0.02
Net Realized and Unrealized Gain (Loss)	3.45	1.01	1.04	(0.58)	0.60	2.05

Total from Investment Operations	3.45	1.15	1.20	(0.45)	0.75	2.07

Dividends and Distributions:
Net Investment Income	(0.26)	(0.16)	(0.13)	(0.11)	(0.04)	(0.01)
Capital Gains	(0.17)	(0.16)	—	(0.05)	(0.10)	—

Total Dividends and Distributions	(0.43)	(0.32)	(0.13)	(0.16)	(0.14)	(0.01)

Net Asset Value, End of Period/Year	$ 16 .23	$ 13 .21	$ 12 .38	$ 11 .31	$ 11 .92	$ 11.31

Total Return†	26 .44%	9 .41%	10 .78%	(3 .83)%	6 .68%	22 .45%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$ 393,865	$ 215,822	$ 168,011	$ 128,401	$ 82,845	$ 2,072
Ratio of Expenses to Average Net Assets (1)	1.10%††	1.10%	1.10%	0.93%	0.47%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.07%††	1.11%	1.12%	1.13%	1.60%	10.26%
Ratio of Net Investment Income to Average Net Assets	0.01%††	1.11%	1.32%	1.06%	1.24%	0.16%
Portfolio Turnover Rate	28%†††	61%	45%	34%	21%	50%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended October 31, 2019(1)
Net Asset Value, Beginning of Period/Year	$ 13.18	$ 12.36	$ 11.41

Income (Loss) from Investment Operations:
Net Investment Income (Loss)*	(0.02)	0.13	0.14
Net Realized and Unrealized Gain	3.44	0.98	0.94

Total from Investment Operations	3.42	1.11	1.08

Dividends and Distributions:
Net Investment Income	(0.24)	(0.13)	(0.13)
Capital Gains	(0.17)	(0.16)	—

Total Dividends and Distributions	(0.41)	(0.29)	(0.13)

Net Asset Value, End of Period/Year.	$ 16.19	$ 13.18	$ 12.36

Total Return†	26.27%	9.12%	9.61%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$ 2,758	$ 1,383	$ 250
Ratio of Expenses to Average Net Assets(2)	1.35%††	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.32%††	1.36%	1.37%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24)%††	1.02%	1.32%††
Portfolio Turnover Rate	28%†††	61%	45%†††

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
†††	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 20 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were re-designated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $24,117,856 or 1.3% of the Fund’s net assets. As of April 30, 2021, Kopernik International Fund had no fair valued securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Kopernik Global All-Cap Fund

Assets	Fair Value at April 30 , 2021	Valuation Techniques	Unobservable Input	Inputs
Common Stocks	$9,412,755	Fair Valued	Last Trade Price	$113.72
Common Stocks	$ 652,624	Fair Valued	Adjusted Trade Price	$3.74
			Credit Spread	10%
Convertible			Volatility	60%
Bonds	11,823,970	Matrix Pricing	Liquidity Risk	10%
Rights	2,228,498	Adjusted Recent Trade	Adjusted Trade Price	$0.88
Warrant	9	Multiples Method	Volatility	60%

Kopernik Global International-Cap Fund

Assets	Fair Value at April 30, 2021	Valuation Techniques	Unobservable Input	Inputs
Common Stocks	$2,424,920	Fair Valued	Last Trade Price	$113.72

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

As of and during the six months ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2021, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-Cap Fund and Kopernik International Fund did not have open written or purchased option contracts as of April 30, 2021.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2021, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $592,723 and $112,847, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the six months ended April 30, 2021, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $278 and $39, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2022 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waved for the six-months ended April 30, 2021. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2022.

	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A
Kopernik International Fund	N/A	1.10%	1.35%
N/A/ - Not Applicable

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

As of April 30, 2021, there are no previously waived fees that are eligible to be recaptured for the Kopernik Global All-Cap Fund. As of April 30, 2021, fees for the Kopernik International Fund which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $15,606 expiring in 2021, $33,211 expiring in 2022 and $22,658 expiring in 2023.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

6.Share Transactions:

Kopernik Global All-Cap Fund	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Shares Transactions:
Class A Shares
Issued	2,082,575	2,063,581
Reinvestment of Distributions	209,676	113,435
Redeemed	(625,449)	(2,786,672)

Increase (Decrease) in Class A Shares	1,666,802	(609,656)

Class I Shares
Issued	37,004,440	42,257,500
Reinvestment of Distributions	3,295,231	1,955,973
Redeemed	(11,000,944)	(44,174,024)

Increase in Class I Shares	29,298,727	39,449

Kopernik International Fund	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Shares Transactions:
Class I Shares
Issued	8,437,214	7,337,135
Reinvestment of Distributions	373,308	243,526
Redeemed	(881,939)	(4,809,082)

Increase in Class I Shares	7,928,583	2,771,579

Investor Shares
Issued	83,168	95,003
Reinvestment of Distributions	3,205	472
Redeemed	(20,963)	(10,790)

Increase in Investor Shares	65,410	84,685

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

7.Investment Transactions:

For the six months ended April 30, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$ 507,029,430	$ 359,496,602
Kopernik International Fund	112,882,953	57,534,846

There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2020 and 2019 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Kopernik Global All-Cap Fund
2020	$29,180,680	$—	$29,180,680
2019	2,411,514	—	2,411,514
Kopernik International Fund
2020	4,063,436	243,099	4,306,535
2019	1,741,267	—	1,741,267

As of October 31, 2020, the components of distributable earnings/accumulated losses on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$63,406,221	$6,172,928
Undistributed Long-Term Capital Gains	–	1,121,105
Unrealized Appreciation/Depreciation	(63,841,747)	10,918,112
Other Temporary Differences	(9)	(3)

Total Distributable Earnings/Accumulated Losses	$(435,535)	$18,212,142

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

During the year ended October 31, 2020, the Kopernik Global All-Cap Fund utilized capital loss carryforwards of $41,297,333 to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, forward contracts and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, including derivatives, held by the Funds at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Kopernik Global All-Cap Fund	$1,255,073,765	$412,095,001	$(70,117,559)	$341,977,442
Kopernik International Fund	202,543,370	72,660,764	(2,855,448)	69,805,316

9.Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since they purchase equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invests, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

REIT Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

10.   Concentration of Shareholders:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership
Kopernik Global All-Cap Fund, Class A Shares	3	55%

Kopernik Global All-Cap Fund, Class I Shares	6	61%

Kopernik International Fund, Class I Shares	4	78%

Kopernik International Fund, Investor Class Shares	2	80%

11.   Other:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

12.   Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS APRIL 30, 2021 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$1,340.50	1.28%	$7.43

Class I Shares	1,000.00	1,342.50	1.03	5.98

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.45	1.28%	$6.41

Class I Shares	1,000.00	1,019.69	1.03	5.16

Kopernik International Fund

Actual Fund Return

Class I Shares	$1,000.00	$1,264.40	1.10%	$6.18

Investor Shares	1,000.00	1,262.70	1.35	7.57

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.34	1.10%	$5.51

Investor Shares	1,000.00	1,018.10	1.35	6.76

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Kopernik Funds

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-0800

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021